EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 1,726	¥ 2,005
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		58	59
Net income attributable to ordinary shareholders - diluted | ¥		¥ 1,784	¥ 2,064
Weighted average ordinary shares outstanding - basic		3,138,594,148	3,180,817,047
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		37,795,005	47,838,781
Dilutive effect of convertible senior notes		123,927,000	120,601,000
Weighted average ordinary shares outstanding - diluted		3,300,316,153	3,349,256,828
Basic earnings per share | (per share)	$ 0.08	¥ 0.55	¥ 0.63
Diluted earnings per share | (per share)	$ 0.07	¥ 0.54	¥ 0.62